CONVERTIBLE DEBENTURES (Details) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning		$ 459,927	$ 459,927
InterestExpenseAndAccretion	$ 0	8,427	8,427
Conversion of convertible debentures			(451,644)
Reallocation of interest to accounts payable			(16,710)
Balance at end
Liability Component [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		409,960	409,960
InterestExpenseAndAccretion			8,427
Conversion of convertible debentures			(401,677)
Reallocation of interest to accounts payable			(16,710)
Balance at end
Equity Component [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		$ 49,967	49,967
InterestExpenseAndAccretion
Conversion of convertible debentures			(49,967)
Reallocation of interest to accounts payable
Balance at end